Condensed Consolidated Statements of Equity (Unaudited) - USD ($)		Total	Previously Reported [Member]	Share Capital [Member]		Share Capital [Member] Previously Reported [Member] [1]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]
Balance at Sep. 30, 2019		$ 4,592,720		$ 6,453,039			$ 1,418,302	$ (239,595)	$ (3,039,026)	$ (3,047,470)
Balance, shares at Sep. 30, 2019	[1]			667,073
Share-based payments		4,175					4,175
Net loss		(1,253,531)	$ (1,249,202)						(1,253,531)
Other comprehensive income		(30,707)	(39,084)					(30,707)
Balance at Sep. 30, 2020		3,312,657	3,308,609	$ 6,453,039			1,422,477	(270,302)	(4,292,557)	(4,096,774)
Balance, shares at Sep. 30, 2020				667,073	[2]	667,073
Share-based payments		1,915					1,915
Shares issued for services		20,108		$ 20,108
Balance, shares	[2]			10,938
Net loss		(307,356)							(307,356)
Other comprehensive income		196,550						196,550
Balance at Mar. 31, 2021		3,223,874		$ 6,473,147			1,424,392	(73,752)	(4,599,913)
Balance, shares at Mar. 31, 2021	[3]			678,011
Balance at Sep. 30, 2020		3,312,657	3,308,609	$ 6,453,039			1,422,477	(270,302)	(4,292,557)	(4,096,774)
Balance, shares at Sep. 30, 2020				667,073	[2]	667,073
Share-based payments		2,401					2,401
Shares issued for services		54,958		$ 54,958
Balance, shares				19,271
Net loss		(460,316)							(460,316)
Other comprehensive income		245,969						245,969
Balance at Jun. 30, 2021		3,155,669		$ 6,507,997			1,424,878	(24,333)	(4,752,873)
Balance, shares at Jun. 30, 2021				686,344
Balance at Sep. 30, 2020		3,312,657	3,308,609	$ 6,453,039			1,422,477	(270,302)	(4,292,557)	(4,096,774)
Balance, shares at Sep. 30, 2020				667,073	[2]	667,073
Share-based payments		2,870					2,870
Net loss		(1,253,242)	(1,245,057)						(1,253,242)
Other comprehensive income		142,889	141,703					142,889
Acquisition of property		2,468,750		$ 2,468,750
Acquisition of property, shares	[1]			416,666
Acquisition of property - warrants		1,051,370	1,180,718				1,051,370
Share issuance costs		54,958		$ 54,958
Shares issued for service, shares	[1]			19,271
Balance at Sep. 30, 2021		5,780,252		$ 8,976,747			2,476,717	(127,413)	(5,545,799)	(5,318,769)
Balance, shares at Sep. 30, 2021				1,103,010	[2]	1,103,010
Balance at Dec. 31, 2020		3,378,593		$ 6,473,147			1,423,477	(114,141)	(4,403,890)
Balance, shares at Dec. 31, 2020	[3]			678,011
Share-based payments		915					915
Net loss		(196,023)							(196,023)
Other comprehensive income		40,389						40,389
Balance at Mar. 31, 2021		3,223,874		$ 6,473,147			1,424,392	(73,752)	(4,599,913)
Balance, shares at Mar. 31, 2021	[3]			678,011
Share-based payments		486					486
Shares issued for services		34,850		$ 34,850
Balance, shares				8,333
Net loss		(152,960)							(152,960)
Other comprehensive income		49,419						49,419
Balance at Jun. 30, 2021		3,155,669		$ 6,507,997			1,424,878	(24,333)	(4,752,873)
Balance, shares at Jun. 30, 2021				686,344
Balance at Sep. 30, 2021		5,780,252		$ 8,976,747			2,476,717	(127,413)	(5,545,799)	(5,318,769)
Balance, shares at Sep. 30, 2021				1,103,010	[2]	1,103,010
Share-based payments		604,676					604,676
Private placements		7,910,331		$ 7,303,161			607,170
Private placements, shares	[2]			829,594
Net loss		(909,116)	(967,709)						(909,116)
Share issuance costs		(1,040,401)		(1,923,373)			882,972
Balance at Mar. 31, 2022		12,345,742		$ 14,356,535			4,571,535	(127,413)	(6,454,915)
Balance, shares at Mar. 31, 2022	[3]			1,932,604
Balance at Sep. 30, 2021		5,780,252		$ 8,976,747			2,476,717	(127,413)	(5,545,799)	$ (5,318,769)
Balance, shares at Sep. 30, 2021				1,103,010	[2]	1,103,010
Share-based payments		604,861					604,861
Private placements		7,910,331		$ 7,303,161			745,116
Private placements, shares				829,594
Net loss		(1,797,785)	(1,729,012)						(1,797,785)
Share issuance costs		(1,058,703)		(1,941,675)			882,972
Balance at Jun. 30, 2022		11,438,956		$ 14,338,233			4,571,720	(127,413)	(7,343,584)
Balance, shares at Jun. 30, 2022				1,932,604
Balance at Dec. 31, 2021		5,991,833		$ 9,307,648			3,108,585	(127,413)	(6,296,987)
Balance, shares at Dec. 31, 2021	[3]			1,147,127
Share-based payments		(2,649)					(2,649)
Private placements		7,540,580		$ 6,933,410			607,170
Private placements, shares	[3]			785,477
Net loss		(157,928)	(144,953)						(157,928)
Share issuance costs		(1,026,093)		(1,884,522)			858,429
Balance at Mar. 31, 2022		12,345,742		$ 14,356,535			4,571,535	(127,413)	(6,454,915)
Balance, shares at Mar. 31, 2022	[3]			1,932,604
Share-based payments		185					185
Net loss		(888,669)	$ (761,303)						(888,669)
Share issuance costs		(18,302)		(18,302)
Balance at Jun. 30, 2022		$ 11,438,956		$ 14,338,233			$ 4,571,720	$ (127,413)	$ (7,343,584)
Balance, shares at Jun. 30, 2022				1,932,604

[1]	The number of shares has been restated to reflect the 60:1 share consolidation (Note 1).
[2]	The number of shares has been restated to reflect the 60:1 share consolidation (Note 1)
[3]	The number of shares has been restated to reflect the 60:1 share consolidation (Note 1)